Condensed Consolidated Balance Sheets (Unaudited) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
ASSETS
Cash and due from banks	¥ 4,055,804	¥ 4,416,646
Interest-earning deposits in other banks	104,083,772	105,701,977
Cash, due from banks and interest-earning deposits in other banks	108,139,576	110,118,623
Call loans, funds sold, and receivables under resale agreements	19,876,746	20,562,358
Receivables under securities borrowing transactions	5,535,122	5,000,816
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥7,370,330 and ¥7,671,947 at March 31, 2024 and September 30, 2024) (including ¥19,716,612 and ¥21,941,994 at March 31, 2024 and September 30, 2024 measured at fair value under fair value option)	54,148,540	49,769,406
Investment securities:
Available-for-sale debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥6,078,544 and ¥3,521,396 at March 31, 2024 and September 30, 2024)	26,962,826	31,422,967
Held-to-maturity debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥7,345,438 and ¥5,668,316 at March 31, 2024 and September 30, 2024) (fair value of ¥24,557,514 and ¥22,548,633 at March 31, 2024 and September 30, 2024)	22,739,448	24,843,962
Equity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥474 and ¥708 at March 31, 2024 and September 30, 2024) (including ¥5,649,151 and ¥4,553,797 at March 31, 2024 and September 30, 2024 measured at fair value)	5,125,231	6,132,369
Total investment securities	54,827,505	62,399,298
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥124,818 and ¥118,142 at March 31, 2024 and September 30, 2024)	130,245,363	127,910,303
Allowance for credit losses	(1,370,804)	(1,356,961)
Net loans	128,874,559	126,553,342
Premises and equipment—net	879,296	872,641
Customers’ acceptance liability	454,608	435,072
Intangible assets—net	1,403,157	1,297,760
Goodwill	676,381	493,758
Other assets (including net of allowance for credit losses of ¥16,757 and ¥18,192 at March 31, 2024 and September 30, 2024)	18,122,265	20,380,462
Total assets	392,937,755	397,883,536
Deposits:
Domestic offices, non-interest-bearing	35,641,277	36,105,211
Domestic offices, interest-bearing	147,122,678	147,169,199
Overseas offices, principally interest-bearing	62,127,029	63,861,590
Total deposits	244,890,984	247,136,000
Call money, funds purchased, and payables under repurchase agreements	42,667,578	40,784,623
Payables under securities lending transactions	644,024	1,016,938
Due to trust account and other short-term borrowings (including ¥54,159 and ¥301,191 at March 31, 2024 and September 30, 2024 measured at fair value under fair value option)	27,579,111	15,801,323
Trading account liabilities	16,849,318	16,579,522
Bank acceptances outstanding	454,608	435,072
Long-term debt (including ¥234,909 and ¥200,462 at March 31, 2024 and September 30, 2024 measured at fair value under fair value option)	24,554,156	40,012,819
Other liabilities	15,816,923	17,600,152
Total liabilities	373,456,702	379,366,449
Commitments and contingent liabilities
Mitsubishi UFJ Financial Group shareholders’ equity:
Capital stock—common stock authorized, 33,000,000,000 shares; common stock issued, 12,337,710,920 shares and 12,337,710,920 shares at March 31, 2024 and September 30, 2024, with no stated value	2,090,270	2,090,270
Capital surplus	4,617,068	4,635,892
Retained earnings:
Appropriated for legal reserve	239,571	239,571
Unappropriated retained earnings	9,905,302	9,086,490
Accumulated other comprehensive income, net of taxes	2,480,877	2,237,625
Treasury stock, at cost—610,482,347 common shares and 671,412,525 common shares at March 31, 2024 and September 30, 2024	(723,219)	(614,111)
Total Mitsubishi UFJ Financial Group shareholders’ equity	18,609,869	17,675,737
Noncontrolling interests	871,184	841,350
Total equity	19,481,053	18,517,087
Total liabilities and equity	392,937,755	397,883,536
Consolidated VIEs
ASSETS
Cash and due from banks	5,604	10,146
Interest-earning deposits in other banks	62,694	34,166
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥7,370,330 and ¥7,671,947 at March 31, 2024 and September 30, 2024) (including ¥19,716,612 and ¥21,941,994 at March 31, 2024 and September 30, 2024 measured at fair value under fair value option)	1,271,717	1,266,293
Investment securities:
Total investment securities	2,490,850	2,320,543
Net loans	16,639,950	17,514,131
All other assets	1,618,463	1,463,380
Total assets	22,089,278	22,608,659
Deposits:
Total deposits	0	0
Long-term debt (including ¥234,909 and ¥200,462 at March 31, 2024 and September 30, 2024 measured at fair value under fair value option)	440,416	379,017
Other short-term borrowings	40,825	46,208
All other liabilities	135,478	131,066
Total liabilities	¥ 616,719	¥ 556,291